Stock-based compensation - Summary of stock options valuation assumptions (Detail)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk-free interest rate, minimum	3.50%	1.80%
Risk-free interest rate, maximum	4.30%	2.90%
Expected volatility, minimum	46.00%	50.00%
Expected volatility, maximum	47.00%	55.00%
Expected annual dividend	0.00%	0.00%
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term (years)	6 years 1 month 6 days	5 years 9 months 18 days
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term (years)	6 years 3 months 18 days	6 years 9 months 18 days